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December 15, 2006

VIA EDGAR AND OVERNIGHT DELIVERY

Ms. Brigitte Lippmann

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 7010

Washington, D.C. 20549

Re:                             Dayton Superior Corporation
Registration Statement on Form S-1
File No. 333-137785

Dear Ms. Lippmann:

On behalf of our client, Dayton Superior Corporation (the “Company”), and pursuant to the applicable provisions of the Securities Act of 1933 and the rules promulgated thereunder, please find enclosed for filing with the Securities and Exchange Commission (the “Commission”) a complete copy of Amendment No. 4 (“Amendment No. 4”) to the above-captioned Registration Statement (the “Registration Statement”).

Amendment No. 4 updates certain of the disclosures contained in the Registration Statement. In particular, the Company has revised the disclosure in the Registration Statement to reflect its reincorporation under the laws of the State of Delaware and has filed the remaining exhibits to the Registration Statement, including a specimen stock certificate, a form of underwriting agreement and the opinion of this firm with respect to the validity of the shares of the Company’s common stock (“Shares”).  As instructed, our opinion covers 9,027,500 Shares, which includes the 1,177,500 Shares that the underwriters have the option to purchase pursuant to the over-allotment option described in the Registration Statement.  In addition, the Company has also revised the disclosure on page F-38 of the Registration Statement regarding the valuation of 1,005,967 unvested shares of its common stock awarded on June 30, 2006 to correct the typographical error in the prior filing.

We hope to be requesting acceleration of the effectiveness of the Registration Statement on Monday or Tuesday of next week.  Please do not hesitate to contact me at 212-906-1284 or my colleague, Michael Altschuler, at 212-906-1729 with any questions or further comments you may have regarding this filing or if you wish to discuss the above.

Sincerely,

Kirk A. Davenport II

of Latham & Watkins LLP